PRUDENTIAL INVESTMENT PORTFOLIOS 4

100 Mulberry Street

Gateway Center Three, 4th Floor
Newark, NJ 07102

June 30, 2011

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     497(j) Filing for Prudential Investment Portfolios 4

Registration numbers 33-10649 and 811-04930

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically via EDGAR on June 28, 2011.

     Thank you for your attention to this filing. If you have any questions concerning this filing, please contact the undersigned at (973) 802-6469.

Sincerely yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary